CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,638,870)	$ (1,567,922)	$ (4,411,563)	$ (1,747,440)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Amortization of stock based prepaid fees	317,226	$ 336,834	654,055	237,587
Bad debts expenses	51,195		26,488
Stock based compensation	446,683	$ 147,909	1,203,534	631,829
Amortization of debt issue costs	628,370		256,616	$ 274,737
PIK interest expense accrued to principal	176,966		63,014
Accretion of contingent consideration	451,628		148,081
Accretion of put liability	84,528		27,716
Depreciation	9,447	$ 6,522	14,829	$ 7,184
Changes in operating assets and liabilities:
Accounts receivable	(5,300,850)	167,424	(1,196,572)	(388,010)
Prepaid expenses	80,273	(8,645)	$ (170,902)	(46,109)
Tax refunds receivable				38,000
Other current assets	4,902	(2,000)	$ 17,514	(18)
Other assets	(4,390)	(804)	(804)	(445)
Accounts payable and accrued expenses	4,928,211	$ (503,965)	861,148	$ 513,752
Unearned revenue	(2,655)		25,295
Cash provided (used) by operating activities	$ 232,664	$ (1,424,647)	(2,481,551)	$ (478,933)
Cash flows from investing activities:
Cash paid for acquisition			(2,000,000)
Cash acquired in acquisition			32,038
Purchase of equipment		(6,856)	(6,856)	$ (19,982)
Cash used by investing activities		(6,856)	(1,974,818)	(19,982)
Cash flows from financing activities:
Sale of common stock		1,273,161	3,950,747	2,436,493
Cost of common stock sale		$ (16,291)	(16,291)	$ (48,111)
Proceeds from warrant offering	$ 6,921		2,100
Proceeds from note payable			$ 1,227,601	$ 486,425
Repayments of note payable	(567,252)			(550,000)
Repurchase of common stock				(175,000)
Deferred offering costs				(5,453)
Debt issue costs			$ (579,659)	(36,162)
Cash (used) provided by financing activities	(560,331)	$ 1,256,870	4,584,498	2,108,192
Net increase (decrease) in cash	(327,667)	(174,633)	128,129	1,609,277
Cash, beginning of period	1,843,393	1,715,264	1,715,264	105,987
Cash, end of period	1,515,726	$ 1,540,631	1,843,393	1,715,264
Supplemental Schedule of Cash Flow Information:
Cash paid for interest	$ 462,887		$ 157,792	38,007
Cash paid for taxes				(38,000)
Non-cash financial activities:
Fees and costs deducted from proceeds of debt			$ 1,352,399	$ 63,575
Warrants put liability in conjunction with notes payable			$ 1,232,294
Common and preferred stock issued as prepayment for services				$ 1,735,000
Common stock warrant issued as prepayment for services				105,827
Common stock issued as payment of financing fee				175,000
Common stock issued as payment of accounts payable				3,000
Common stock Class A issued upon conversion of common stock Class B				$ 9,000
Net assets and liabilities recognized with the acquisition of Steel Media			$ 17,562,911
Issuance of stock for the acquisition of Five Delta, Inc.			756,000
Common stock issued for preferred stock conversion and vesting grants			529
Account payable paid directly through escrow			98,595
Steel Media partial purchase consideration paid directly through escrow			$ 7,500,000